Annual Fund Operating Expenses - Riverbridge Eco Leaders Fund	Sep. 30, 2020
Investor Class
Entity Listings [Line Items]
Management fees	0.75%	[1]
Distribution and service (Rule 12b-1) fees	0.25%	[1]
Shareholder service fees	0.09%	[1]
All other expenses	3.49%	[1]
Other expenses	3.58%	[1]
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	4.59%	[1],[2]
Fees waived and/or expenses reimbursed	(3.37%)	[1],[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.22%	[1],[2],[3]
Institutional Class
Entity Listings [Line Items]
Management fees	0.75%	[1]
Distribution and service (Rule 12b-1) fees	none	[1]
Shareholder service fees	0.09%	[1]
All other expenses	3.49%	[1]
Other expenses	3.58%	[1]
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	4.34%	[1],[2]
Fees waived and/or expenses reimbursed	(3.37%)	[1],[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.97%	[1],[2],[3]
Operating Expenses Caption [Text]	Annual Fund Operating Expenses

[1]	The expense information in the table has been restated to reflect the current management fees, effective October 1, 2020.
[2]	The “Total annual fund operating expenses” and “Total annual fund operating expenses after waiving fees and/or reimbursing expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Eco Leaders® Fund and does not include acquired fund fees and expenses.
[3]	The Eco Leaders® Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Eco Leaders® Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. The Eco Leaders® Fund’s advisor is permitted to seek reimbursement from the Eco Leaders® Fund, subject to certain limitations, of fees waived or payments made to the Eco Leaders® Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Eco Leaders® Fund if the reimbursement will not cause the Eco Leaders® Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.